Income Taxes Income Taxes (Deferred Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets related to
Accounts receivable	$ 1,385	$ 516
Inventory	1,322	1,763
Accrued expenses	3,375	5,218
Other reserves and liabilities	5,464	3,913
Net operating loss and credit carryforwards	2,160	3,325
Deferred tax assets, gross	13,706	14,735
Valuation allowance	(1,919)	(1,946)	(1,418)	(50)
Total deferred tax assets	11,787	12,789
Deferred tax liabilities related to
Real estate held for sale	(903)	(2,296)
Intangible assets	(4,523)	(4,391)
Property and equipment	(17,474)	(18,735)
Other assets	(1,051)	(788)
Total deferred tax liabilities	(23,951)	(26,210)
Net deferred tax liability	$ (12,164)	$ (13,421)